SCHEDULE OF EACH OPTION WARRANT ESTIMATED USING THE BLACK-SCHOLES VALUATION MODEL (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected term	3 years
Expected volatility
Expected dividend yield
Risk-free interest rate	2.00%
Minimum [Member]
Expected volatility	164.00%
Maximum [Member]
Expected volatility	269.00%